Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Financial Information
NOTE 18: PARENT COMPANY-ONLY FINANCIAL INFORMATIO
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The following tables present the condensed financial statements for New York Community Bancorp, Inc. (Parent Company only):
Condensed Statements of Condition

	December 31,
(in thousands)	2020	2019
ASSETS:
Cash and cash equivalents	$151,205	$183,063
Investments in subsidiaries	7,333,764	7,169,066
Receivables from subsidiaries	—	2,249
Other assets	23,342	23,338

Total assets	$7,508,311	$7,377,716

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Junior subordinated debentures	$360,259	$359,866
Subordinated notes	295,624	295,066
Other liabilities	10,784	11,090

Total liabilities	666,667	666,022

Stockholders’ equity	6,841,644	6,711,694

Total liabilities and stockholders’ equity	$7,508,311	$7,377,716

Condensed Statements of Income

	Years Ended December 31,
(in thousands)	2020	2019	2018
Interest income	$293	$668	$500
Dividends received from subsidiaries	380,000	380,000	380,000
Other income	582	716	793

Gross income	380,875	381,384	381,293
Operating expenses	51,730	49,926	59,372

Income before income tax benefit and equity in underdistributed earnings of subsidiaries	329,145	331,458	321,921
Income tax benefit	14,163	13,669	16,616

Income before equity in underdistributed earnings of subsidiaries	343,308	345,127	338,537
Equity in underdistributed earnings of subsidiaries	167,801	49,916	83,880

Net income	$511,109	$395,043	$422,417

Condensed Statements of Cash Flows

	Years Ended December 31,
(in thousands)	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$511,109	$395,043	$422,417
Change in other assets	(4)	386	256
Change in other liabilities	(306)	(2,608)	(1,152)
Other, net	30,352	32,776	36,677
Equity in underdistributed earnings of subsidiaries	(167,801)	(49,916)	(83,880)

Net cash provided by operating activities	373,350	375,681	374,318

CASH FLOWS FROM INVESTING ACTIVITIES:
Change in receivable from subsidiaries, net	2,249	4,206	(1,705)

Net cash provided by (used in) investing activities	2,249	4,206	(1,705)

CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock repurchased	(59,022)	(75,220)	(163,249)
Cash dividends paid on common and preferred stock	(348,435)	(350,222)	(365,889)
Proceeds from issuance of subordinated notes	—	—	294,607

Net cash used in financing activities	(407,457)	(425,442)	(234,531)

Net (decrease) increase in cash and cash equivalents	(31,858)	(45,555)	138,082
Cash and cash equivalents at beginning of year	183,063	228,618	90,536

Cash and cash equivalents at end of year	$151,205	$183,063	$228,618